Other financial assets and liabilities	6 Months Ended
Jun. 30, 2023
Other Financial Assets And Liabilities
Other financial assets and liabilities

13.	Other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Other financial assets
Restricted cash		-	-	108	77
Derivative financial instruments	18	522	342	559	196
Investments in equity securities (i)		-	-	31	7
		522	342	698	280
Other financial liabilities
Derivative financial instruments	18	47	90	98	186
Other financial liabilities - Related parties	29(b)	187	400	-	-
Financial guarantees provided (ii)	15(a)	-	-	-	103
Liabilities related to the concession grant	13(a)	611	416	2,673	2,554
Contract liability and other financial liabilities (iii)		754	766	-	-
		1,599	1,672	2,771	2,843

(i)	It mainly relates to a 2.66% noncontrolling interest in Boston Electrometallurgical Company, which aims to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.
(ii)	In March 2023, the Company completed the sale of its interest in CSP and derecognized the financial guarantee granted by the Company.
(iii)	Includes advances received from customers that meets the definition of contract liability described in IFRS 15 – Revenue from Contracts with Customers and other financial liabilities that meets the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.

a) Liabilities related to the concession grant

	December 31, 2022	Addition	Present value adjustment	Disbursements	June 30, 2023
Payment obligation	954	5	131	(27)	1,063
Infrastructure investment	2,016	77	215	(87)	2,221
	2,970	82	346	(114)	3,284

Current liabilities	416				611
Non-current liabilities	2,554				2,673
Liabilities	2,970				3,284

Discount rate in nominal terms - Payment obligation	11.04%				11.04%
Discount rate in nominal terms - Infrastructure investment	6.08% - 6.23%				5.10% - 5.57%